Loans and advances to customers - Maximum exposure to credit risk (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Maximum Exposure to Credit Risk	$ 1,724,748	$ 1,428,587
Maximum Exposure to Credit Risk, unsecured	1,120,927	872,609
Maximum Exposure to Credit Risk, secured	603,821	555,978
Cash Collateral Received	23,052	16,759
Collateralized by Securities	65,040	82,328
Collection Rights
Financial instruments
Other Credit Enhancements	83,544	69,732
Real Estate
Financial instruments
Other Credit Enhancements	176,841	148,360
Guarantees
Financial instruments
Other Credit Enhancements	7,073	8,118
Guarantees and loan commitments
Financial instruments
Maximum Exposure to Credit Risk	83,645	80,169
Maximum Exposure to Credit Risk, unsecured	83,645	80,169
Financial assets at fair value through profit or loss category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	502,443	262,360
Maximum Exposure to Credit Risk, unsecured	473,908	239,865
Maximum Exposure to Credit Risk, secured	28,535	22,495
Cash Collateral Received	23,052	16,759
Collateralized by Securities	5,483	5,736
Other financial assets at fair value through profit or loss | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	70,356	79,927
Maximum Exposure to Credit Risk, secured	70,356	79,927
Collateralized by Securities	59,557	76,592
Financial assets at fair value through other comprehensive income category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	355,321	236,343
Maximum Exposure to Credit Risk, unsecured	355,321	236,343
Financial assets at amortized cost category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	712,983	769,788
Maximum Exposure to Credit Risk, unsecured	208,053	316,232
Maximum Exposure to Credit Risk, secured	504,930	453,556
Financial assets at amortized cost category | Financial assets, category | Collection Rights
Financial instruments
Other Credit Enhancements	83,544	69,732
Financial assets at amortized cost category | Financial assets, category | Real Estate
Financial instruments
Other Credit Enhancements	176,841	148,360
Financial assets at amortized cost category | Financial assets, category | Guarantees
Financial instruments
Other Credit Enhancements	7,073	8,118
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Credit institutions
Financial instruments
Maximum Exposure to Credit Risk		36,895
Maximum Exposure to Credit Risk, unsecured		36,895
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers
Financial instruments
Maximum Exposure to Credit Risk	712,983	721,636
Maximum Exposure to Credit Risk, unsecured	208,053	268,080
Maximum Exposure to Credit Risk, secured	504,930	453,556
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Collection Rights
Financial instruments
Other Credit Enhancements	83,544	69,732
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Real Estate
Financial instruments
Other Credit Enhancements	176,841	148,360
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Guarantees
Financial instruments
Other Credit Enhancements	7,073	8,118
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans
Financial instruments
Maximum Exposure to Credit Risk	346,075	376,878
Maximum Exposure to Credit Risk, unsecured	72,756	106,672
Maximum Exposure to Credit Risk, secured	273,319	270,206
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Collection Rights
Financial instruments
Other Credit Enhancements	45,694	45,058
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Real Estate
Financial instruments
Other Credit Enhancements	29,342	25,308
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Guarantees
Financial instruments
Other Credit Enhancements	7,073	8,118
Financial assets at amortized cost category | Financial assets, category | Public sector loans
Financial instruments
Maximum Exposure to Credit Risk	73,016	70,450
Maximum Exposure to Credit Risk, unsecured	21,510	26,867
Maximum Exposure to Credit Risk, secured	51,506	43,583
Financial assets at amortized cost category | Financial assets, category | Public sector loans | Collection Rights
Financial instruments
Other Credit Enhancements	34,677	24,646
Financial assets at amortized cost category | Financial assets, category | Mortgage loans
Financial instruments
Maximum Exposure to Credit Risk	177,665	156,209
Maximum Exposure to Credit Risk, unsecured	5,007	19,077
Maximum Exposure to Credit Risk, secured	172,658	137,132
Financial assets at amortized cost category | Financial assets, category | Mortgage loans | Collection Rights
Financial instruments
Other Credit Enhancements	3,140
Financial assets at amortized cost category | Financial assets, category | Mortgage loans | Real Estate
Financial instruments
Other Credit Enhancements	140,096	120,461
Financial assets at amortized cost category | Financial assets, category | Revolving consumer credit card loans
Financial instruments
Maximum Exposure to Credit Risk	53,809	59,477
Maximum Exposure to Credit Risk, unsecured	53,809	59,477
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk	62,418	58,622
Maximum Exposure to Credit Risk, unsecured	54,971	55,987
Maximum Exposure to Credit Risk, secured	7,447	2,635
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Collection Rights
Financial instruments
Other Credit Enhancements	33	28
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Real Estate
Financial instruments
Other Credit Enhancements	$ 7,403	2,591
Financial assets at amortized cost category | Financial assets, category | Debt instruments.
Financial instruments
Maximum Exposure to Credit Risk		11,257
Maximum Exposure to Credit Risk, unsecured		$ 11,257